COMMITMENTS AND CONTINGENT LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Loss Contingencies [Line Items]
Aggregate amount of counterparty obligations	$ 7,237	$ 7,237	$ 18,449	$ 7,229	$ 7,237	$ 7,716
VSC counterparty contingency expense	119	199	4,837
Loss reimbursement on sold loans	(59)	(466)	2,152
Reserve for loss reimbursements on sold mortgage loans				500	700
Vehicle service contract counterparty receivable [Roll Forward]
Balance at beginning of year, net of reserve	7,237	7,716	18,449
Transfers in from payment plan receivables	1,203	180	792
Reserves established and charge-offs recorded to expense	(119)	(199)	(4,837)
Transferred to (from) contingency reserves	0	(75)	63
Cash received	(1,092)	(385)	(6,751)
Balance at end of year, net of reserve	7,229	7,237	7,716
Reserve at end of year				56	1,370	1,300
Vehicle service contract counterparty reserve [Roll Forward]
Balance at beginning of year	1,370	1,375	2,012
Additions charged to expense	119	199	4,837
Charge-offs, net	(1,433)	(204)	(5,474)
Balance at end of year	$ 56	1,370	1,375
Reserves recorded in VSC counterparty receivables, net				56	1,370	1,300
Reserves recorded in accrued expenses and other liabilities				0	0	75
Total at end of year				56	1,370	$ 1,375
Fannie Mae [Member]
Loss Contingencies [Line Items]
Loss reimbursement on sold loans			1,500
Pending Litigation [Member]
Loss Contingencies [Line Items]
Maximum range of reasonably possible loss				1,000
Accounts Receivables Due to Mepco [Member]
Loss Contingencies [Line Items]
Installment payments period for service contract, minimum	12 months
Installment payments period for service contract, maximum	24 months
Aggregate amount of counterparty obligations	$ 7,200	7,200		7,200	7,200
VSC counterparty contingency expense	100	200	$ 4,800
Vehicle service contract counterparty receivable [Roll Forward]
Balance at beginning of year, net of reserve	7,200
Balance at end of year, net of reserve	$ 7,200	$ 7,200
Commitments to Extend Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Financial instruments risk represented by contract amounts				243,458	204,827
Standby Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Financial instruments risk represented by contract amounts				$ 3,582	$ 2,757
Standby Letters of Credit [Member] | Minimum [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Variable interest rate				2.75%
Standby Letters of Credit [Member] | Maximum [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Variable interest rate				8.25%